Mineral Properties	6 Months Ended
Aug. 31, 2011
Mineral Properties
4.	Mineral Properties

Under the property option agreement entered into on June 25, 2007 (amended May 29, 2008, April 23, 2009, April 26, 2010, and December 15, 2010), the Company acquired a 75% interest in 18 mineral property claims in Northern Quebec known as the Lordeau Property, from Starfire (subject to the NSR Royalty) by paying Starfire cash of $10,582 (Cdn$10,000), issuing 75,000 common shares, and incurring expenditures of $48,304 (Cdn$50,000).

Santos will pay Starfire a 3% net smelter return royalty ("NSR Royalty").  Santos may purchase in the aggregate up to two-thirds (i.e., 2% NSR Royalty) of the NSR Royalty on the basis of one hundred thousand dollars for each one-tenth percent of the NSR Royalty (i.e., $100,000 per 0.1% NSR Royalty) acquired on the first one-half of the NSR Royalty (i.e., the first 1% NSR Royalty), and one hundred fifty ($150,000) dollars for each one-tenth percent of the NSR Royalty (i.e., $150,000 per 0.1% NSR Royalty) thereafter for the remaining NSR Royalty (i.e., the remaining 1% NSR Royalty).  To exercise its option to purchase the NSR Royalty or any portion thereof, Santos must provide the Owner with at least 30 days advance written notice of its intention to do so, and must close upon each purchase within 60 days of each notice.